Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events

Note 18 — Subsequent events

The Company evaluated subsequent events and transactions that occurred after the date of these unaudited condensed consolidated financial statements were issued. Based on this review, except as disclosed below, the Company did not identify any other subsequent events that would require adjustment or disclosure in the unaudited condensed consolidated financial statements.

On April 11, 2025, the Company signed a convertible promissory note agreement with Big Lake Capital, LLC (“Big Lake” or “Investor”). Big Lake is a related party controlled by Tie “James” Li, Chairman and CEO of the Company. The agreement calls for up to $2,000,000 in financing with an initial tranche of $600,000. The amount funded can be converted into shares of the Company at a conversion price equal to 110% of the end of the trading date. The rate of interest is 10%. The agreement also includes 100% warrant coverage with exercise price the same as conversion price. Astor & Co., who invested in Big Lake Capital on April 11, 2025, will be the beneficial owner of the first batch of warrants.

On May 7, 2025, the Company entered into the equity financing agreement (or the “EPFA”), with GHS Investments, LLC, a Nevada limited liability company ( (the “Investor”), in connection with an equity line of credit (“ELOC”) for up to $20,000,000 (the “Commitment Amount”), pursuant to the EPFA, dated as of May 6, 2025, for a period of 24 months from the effective date the registration statement (the “Registration Statement”) registering the shares of Common Stock relating to the EPFA (the “Term”). Once the Registration Statement is effective, sales of the common stock to the Investor under the EPFA, and the timing of any sales, will be determined by us from time to time in our sole discretion and will depend on a variety of factors, including, among other things, market conditions, the trading price of our Common Stock and determinations by us regarding the use of proceeds from any sale of such Common Stock. As consideration for entering into the EPFA, the Company is required to issue initially 150,000 shares out of 1,503,759 shares of Common Stock to the Investor (the “Commitment Shares”) (representing one percent (1%) of the total Commitment Amount) upon signing of the EPFA.

Also on May 7, 2025, the Company entered into a Securities Purchase Agreement (the “SPA”) where the Company sold to the Investor 250 shares of Series A Preferred Stock, $0.0001 par value per share (the “Series A Shares”) at a purchase price of $1,000 per Series A Share for an aggregate purchase price of $250,000. The Series A Shares have a face value of $1,200 per share, and are convertible into shares of Common Stock (the “Conversion Shares”) at a conversion price of $0.112 in accordance with the certificate of designations to be filed with the State of Delaware.

On May 7, 2025, the Company entered into another securities purchase agreement with Diagonal pursuant to which the Company sold to the Diagonal a convertible promissory note in the aggregate principal amount of $140,250 with an original issue discount of $12,750 and closing expenses of $7,500 deducted from funding amount. The note bears an annual interest charge of 14% and maturity date was February 28, 2026. Only upon an occurrence of an event of default under the note, the holder may convert the outstanding unpaid principal amount of the note into shares of common stock of the Company at a discount of 35% of the market price.

Note 19 — Subsequent events

On January 10, 2025, NMI, Hydroman (“Seller) entered into a sales agreement with One Inc., a corporation based in Ontario, California (“Buyer”). Seller and Buyer agree to a sale price of $1,200,000 for all inventory in the sales agreement. In additional, both parties agree to payment terms of 8.33% down payment or $100,000 to be paid within 10 days of signing the agreement. The remaining balance of $1,110,000 shall be due within 90 days of the signing. The company has not received payment as date of the report.

On January 13, 2025, the Company received notice from Nasdaq indicating that the Nasdaq Hearings Panel (the “Panel”) has determined to delist the Company’s securities from Nasdaq based upon the Company’s non-compliance with Listing Rule 5550(b)(1), Nasdaq’s minimum shareholders’ equity rule. As a result of the Panel’s decision, Nasdaq suspended trading in the Company’s securities effective at the open of trading on Wednesday, January 15, 2025.

On February 7, 2025, the Merchants entered into a standard merchant cash advance agreement with Wave advance Inc (the “Factor L”). The Company sold $183,750 of its accounts receivable balances on a recourse basis for credit approved accounts. The net purchase price of $107,500 was remitted to the Company, after the deduction of the total fees of $8,750. The Company agreed to pay a weekly installment of $13,125 for 14 weeks. The effective interest rate of this agreement was 113.58%. For the period ended February 28, 2025, the Company paid $41,559 principal of the loan.

On February 11, 2025, the Merchants entered into another standard merchant cash advance agreement with Factor I. The Company sold $94,250 of its accounts receivable balances on a recourse basis for credit approved accounts. The net purchase price $61,070 was remitted to the company, after the deduction of the total fees $3,390. The Company agreed to pay a weekly installment of $6,732 for 14 weeks. The effective interest rate of this agreement was 25.37%. The Company use this loan to pay off $18,125 previous loan with Factor I that dated on February 10, 2025. For the period ended February 25, 2025, the Company paid $4,362 principal of the loan.

On February 11, 2025, the Merchants entered into another standard merchant cash advance agreement with Factor K. The company sold $147,000 of its accounts receivable balances on a recourse basis for credit approved accounts. The net purchase price $92,605 was remitted to the company, after the deduction of the total fees $7,395. The Company agreed to pay a weekly installment of $10,500 for 14 weeks. The effective interest rate of this agreement was 96.04%. The Company use this loan to pay off $37,760 previous loan with Factor K that dated on September 30, 2024. For the period ended February 25, 2025, the Company paid $18,389 principal of the loan.

On February 25, 2025, the Merchant entered into another standard merchant cash advance agreement with Factor L. The Company sold $280,770 of its accounts receivable balance on a recourse basis for credit approved accounts. The net purchase price $177,630 was remitted to the company, after the deduction of the total $13,370. The Company agreed to pay a weekly installment of $17,550 for 16 weeks. The effective interest rate of this agreement was 95.63%. The Company use this loan to pay off $137,500 previous loan with Factor L that dated on February 7, 2025. For the year ended February 28, 2025, the Company paid $41,559 Principal of the loan.

On March 26, 2025 the Company signed a convertible note with Black Ice Advisors, LLC, face value of the note is $100,000, interest at 10%. Principal and accrued interest can be converted into shares of common stock of the Company at a 35% discount to lowest trading price with a 20 day look back. The note can be prepaid within 6 months at 120% of principal and accrued interest. The net funds provided was $95,000 after deducting legal fees.

On April 11, 2025 the Company signed a convertible promissory note agreement with Big Lake Capital, LLC (“Big Lake” or “Investor”). Big Lake is a related party controlled by Tie “James” Li, Chairman and CEO of the Company. The agreement calls for up to $2,000,000 in financing with an initial tranche of $600,000. The amount funded can be converted into shares of the Company at a conversion price equal to 110% of the end of the trading date. The rate of interest is 10%. The agreement also includes 100% warrant coverage with exercise price the same as conversion price. Astor & Co., who invested in Big Lake Capital on April 11, 2025, will be the beneficial owner of the first batch of warrants.